Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 241	$ 254
Commercial paper		819
Lease liabilities	3,442	3,505
Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	660	684
Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(593)	(654)
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	702	732
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(638)	(705)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	94	112
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	59	51
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	465	486
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	522	539
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	638	705
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	555	420
Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	593	654
GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	666	693
Due within one year [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	241	9
Commercial paper		819
Lease liabilities	58	57
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	16	16
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(9)	(10)
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	21	21
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(12)	(13)
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	59	51
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	15
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	13
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	550	416
Due within one year [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	10
Due within one year [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	18	19
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		245
Lease liabilities	49	55
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	16	16
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(9)	(10)
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	21	21
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(12)	(13)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		5
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	15
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	13
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	2	2
Between 1 and 2 years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	10
Between 1 and 2 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	18	18
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities	123	136
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	628	652
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(575)	(634)
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	62	63
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(36)	(39)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	52	13
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	435	456
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	502	31
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	36	39
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
After two but before five years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	575	634
After two but before five years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	55	55
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities	3,212	3,257
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	598	627
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(578)	(640)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	42	81
More than 5 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	0	488
More than 5 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	578	640
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	2	1
More than 5 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 575	$ 601